Segmented Information - Schedule of plant and equipment by geographical location (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Revenues from External Customers and Long-Lived Assets [Line Items]
Plant and equipment	$ 464,327	$ 202,848
Right of use asset	4,612	5,546
Total plant and equipment	468,939	208,394
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Plant and equipment	93,609	101,311
Right of use asset	2,787	2,918
Total plant and equipment	96,396	104,229
Sweden [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Plant and equipment	17,670	25,953
Right of use asset	1,812	2,588
Total plant and equipment	19,482	28,541
Paraguay [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Plant and equipment	353,048	75,581
Right of use asset	0	0
Total plant and equipment	353,048	75,581
Bermuda [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Plant and equipment	0	3
Right of use asset	13	40
Total plant and equipment	$ 13	$ 43